Schedule of Intangible assets (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (6,706,168)	$ (52,091,503)	$ (47,575,044)
Intangible Assets, net	2,418,626	18,787,163	15,336,589
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Internally developed software	28,757	223,381	223,381
Software and Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Internally developed software		$ 70,655,285	$ 62,688,252
Internally Developed Software [Member]
Finite-Lived Intangible Assets [Line Items]
Internally developed software	$ 9,096,037